WARRANTS (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2017	Mar. 31, 2016
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		1 year 9 months 7 days	2 years 9 months 7 days
Number Of Warrants Exercised		262,045	148,787
Stock Issued During Period, Value, Warrants Exercised		$ 40,195
Common Shares [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants		51,249	45,508
Stock Issued During Period, Shares, Warrants Exercised		174,759
Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	$ 12,138
Warrant [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations		174,763
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	$ 180,940
Debt Conversion, Converted Instrument, Warrants or Options Issued	349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.23